Subsequent Events - PIPE Financing (Details) - Previously Reported - USD ($)	Jun. 18, 2024	Jun. 30, 2024	May 21, 2024	Nov. 28, 2023	Apr. 04, 2023
New Adagio | Subsequent events
Commitments and Contingencies
Number of shares issuable in exchange for investment		1,706,666
Number of base warrants issuable in exchange for investment		1,440,000
Number of shares for each dollar loaned		0.12
Number of warrants for each dollar loaned		0.12
PIPE Investors | Subsequent events
Commitments and Contingencies
Financing amount		$ 12,000,000
Additional cash investment by investor		8,070,575
Maximum amount of reduction in additional cash investment by investor		1,070,575
Certain investors | New Adagio | Subsequent events
Commitments and Contingencies
Commitment to purchase value of shares		$ 2,500,000
Fair value of committed shares based on redemption price	$ 2,529,830
Redemption price per share	$ 11.47
Number of shares issuable based on redemption value		355,459
Number of warrants exercisable		299,904
Share price (in dollars per share)		$ 10
Perceptive PIPE Investor | Subsequent events
Commitments and Contingencies
Financing amount		$ 53,000,000
Perceptive PIPE Investor | New Adagio | Subsequent events
Commitments and Contingencies
Number of shares issuable in exchange for investment		5,012,817
Number of base warrants issuable in exchange for investment		4,088,470
ARYA | Certain investors | New Adagio | Subsequent events
Commitments and Contingencies
Number of shares issuable based on redemption value		403,114
Number of base warrants issuable based on redemption value		341,098
ARYA | Class A ordinary shares | Subsequent events
Commitments and Contingencies
Number of shares agreed not to redeem		247,700
ARYA | Class A ordinary shares | Certain investors | Subsequent events
Commitments and Contingencies
Fair value of committed shares based on redemption price	$ 2,842,454
Redemption price per share	$ 11.47
Adagio | Perceptive PIPE Investor | Bridge Financing Notes | Subsequent events
Commitments and Contingencies
Value of convertible notes purchased		$ 26,000,000
Adagio | Perceptive PIPE Investor | April 2023 Notes
Commitments and Contingencies
Value of convertible notes purchased					$ 15,000,000
Adagio | Perceptive PIPE Investor | November 2023 Notes
Commitments and Contingencies
Value of convertible notes purchased				$ 8,000,000
Adagio | Perceptive PIPE Investor | May 2024 Notes | Subsequent events
Commitments and Contingencies
Value of convertible notes purchased			$ 3,000,000